Cover	Oct. 22, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 22, 2026
Entity Registrant Name	COMMUNITY WEST BANCSHARES
Entity Incorporation, State or Country Code	CA
Entity File Number	000-31977
Entity Tax Identification Number	77-0539125
Entity Address, Address Line One	7100 N. Financial Dr., Ste. 101
Entity Address, City or Town	Fresno
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93720
City Area Code	559
Local Phone Number	298-1775
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001127371
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	CWBC
Security Exchange Name	NASDAQ